Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities per maturity
This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2021	Proceeds from borrowing	Non cash effects : proceeds from lease liabilities and other	Repayments of borrowings and lease liabilities	December 31, 2022
BPI PTZI IPH41	—	—	—	—	—
BPI Refundable advance - FORCE	—	—	—	—	—
Lease liabilities – Building "Le Virage"(3)	1,875	—	—	(522)	1,353
Lease liabilities – Premises Innate Inc	391	—	15	(61)	345
Lease liabilities – Laboratory equipment	464	—	—	(177)	287
Lease liabilities – Vehicles	53	—	12	(32)	33
Lease liabilities - Printers	35	—	—	(8)	27
Loans – Equipment	209	—	—	(55)	154
Loans – Building (2)	12,525	—	—	(1,187)	11,338
Total	44,251	—	42	(2,042)	42,251

In thousand euros	December 31, 2022	Proceeds from borrowing	Non cash effects : proceeds from lease liabilities and other	Repayments of borrowings and lease liabilities	December 31, 2023
State guaranteed loan Société Générale (1)	20,000	—	—	—	20,000
State guaranteed loan BNP Paribas (1)	8,700	—	—	—	8,700
State guaranteed loans - accrued interest	15	—	(1)	—	14
Property transaction (down-payment)	—	—	—	—	—
Lease liabilities – Building "Le Virage"(3)	1,353	—	(685)	(293)	375
Lease liabilities – Premises Innate Inc	345	—	—	(99)	246
Lease liabilities – Laboratory equipment	287	—	—	(178)	109
Lease liabilities – Vehicles	33	—	80	(31)	85
Lease liabilities - Printers	27	—	—	(9)	18
Loans – Equipment	154	—	—	(55)	99
Loans – Building (2)	11,338	—	17	(1,108)	10,247
Total	42,251	—	(589)	(1,773)	39,893

In thousand euros	December 31, 2023	Proceeds from borrowing	Non cash effects : proceeds from lease liabilities and other	Repayments of borrowings and lease liabilities	December 31, 2024
State guaranteed loan Société Générale (1)	20,000	—	9	(4,884)	15,125
State guaranteed loan BNP Paribas (1)	8,700	—	3	(2,144)	6,558
State guaranteed loans - accrued interest	14	—	(14)	—	—
Lease liabilities – Building "Le Virage"(3)	375	—	—	(244)	131
Lease liabilities – Premises Innate Inc	246	—	15	(97)	164
Lease liabilities – Laboratory equipment	109	—	—	(109)	—
Lease liabilities – Vehicles	85	—	19	(32)	71
Lease liabilities - Printers	18	—	—	(9)	9
Loans – Equipment	99	—	—	(56)	43
Loans – Building (2)	10,247	—	—	(1,353)	8,894
Total	39,893	—	31	(8,928)	30,995

(1) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years from August 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. In August 2022, the Company has requested the extension of these two loans repayment for an additional period of five years starting in 2022 and including a one-year grace period. Consequently, the Company has obtained agreements from Société Générale and BNP Paribas. The effective interest rates applied to these contracts during the additional period are 1.56% and 0.95% for Société Générale and BNP Paribas loans, respectively, excluding insurance and guarantee fees, with an amortization exemption for the entire year 2023. During this grace period, the Company will only be liable for the payment of interest and the guarantee fees, with amortization of the two loans starting in 2024 over a period of four years. The state guarantee fees amounts to €877 thousand and €379 thousand for Société Générale and BNP Paribas loans respectively.
(2) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €14,826 thousand.

Disclosure of schedule for the contractual flows of financial liabilities
The table below shows the schedule for the contractual flows (principal only) as of December 31, 2022, 2023 and 2024 respectively :

In thousand euros	Year ended December 31,
Current financial liabilities	2022	2023	2024
State guaranteed loan Société Générale	—	4,884	4,969
State guaranteed loan BNP Paribas	—	2,144	2,167
State guaranteed loans - accrued interest	15	14	—
Lease finance obligations – Rent Le Virage	532	244	131
Lease liabilities – Premises Innate Inc	90	92	102
Lease finance obligations – Laboratory equipment	177	109	—
Lease liabilities – Vehicles	16	31	29
Lease liabilities - Printers	9	9	9
Loans - Equipment	55	56	42
Loans - Building	1,210	1,353	1,260
Total – Current financial liabilities	2,102	8,936	8,709

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2022	2023	2024
State guaranteed loan Société Générale	20,000	15,116	10,156
State guaranteed loan BNP Paribas	8,700	6,556	4,391
Lease finance obligations – Building Le Virage	820	131	—
Lease liabilities – Premises Innate Inc	255	154	62
Lease finance obligations – Laboratory equipment	110	—	—
Lease finance obligations – Vehicles	17	56	42
Lease liabilities - Printers	18	9	—
Loans - Equipment	99	43	—
Loans - Building	10,128	8,895	7,635
Total – Non-Current financial liabilities	40,149	30,957	22,286

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	2025	2026	2027	2028	2029	>2029	Total
State guaranteed loan Société Générale	5,167	5,167	5,167	—	—	—	15,502
State guaranteed loan BNP Paribas	2,222	2,221	2,220	—	—	—	6,662
Lease finance obligations – Rent Le Virage	133	—	—	—	—	—	133
Lease liabilities – Premises Innate Inc.	104	62	—	—	—	—	166
Lease liabilities – Vehicles	32	24	16	4	—	—	76
Lease liabilities - Printers	9	—	—	—	—	—	9
Loans – Equipment	43	—	—	—	—	—	43
Loan – Building	1,427	1,427	1,427	1,308	1,427	2,496	9,510
Total	9,137	8,901	8,829	1,312	1,427	2,496	32,102